Stockholders' Equity	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2023 Consolidated Financial Statements and are supplemented by the below new activities in the six-month
period ended June 30, 2024.

i)	Warrants
During the six month period ended June 30, 2024, 900,000 of Class E warrants were exercised. As of June 30, 2024, the number of common shares that can potentially be issued under each outstanding class of warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	2,867
Class B	786,800
Class C	1,347,267
Class D	173,334
Class E	7,599,999

Total	9,910,267

Within July 2024, 3,400,000 of Class E warrants were exercised.

ii)	Treasury stock
During the
six-month
period ended June 30, 2024, the Company completed the repurchase of 807,347 shares paying an average price per share of $3.1, amounting to $2,504,498 in total.
Preferred Shares:
Aggregate dividends of $0.8 million were paid on the Company’s 795,878 Series A Preferred Shares during the six months ended June 30, 2024.